As filed with the Securities and Exchange Commission on November 17, 2011

File Nos. 333-155395
811-22250

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 44	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT	☒
COMPANY ACT OF 1940
Amendment No. 46	☒

PIMCO ETF Trust
(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive
Newport Beach, California 92660
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:
(866) 746-2606

Robert W. Helm, Esq.	Brent R. Harris
Douglas P. Dick, Esq.	Pacific Investment Management Company LLC
Dechert LLP	840 Newport Center Drive
1775 I Street, N.W.	Newport Beach, California 92660
Washington, D.C. 20006
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☒ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 44 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 44 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 17th day of November, 2011.

PIMCO ETF Trust
(Registrant)

By:	________________________________
Brent R. Harris*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	November 17, 2011

William J. Popejoy*	Trustee	November 17, 2011

Vern O. Curtis*	Trustee	November 17, 2011

E. Philip Cannon*	Trustee	November 17, 2011

J. Michael Hagan*	Trustee	November 17, 2011

Douglas M. Hodge*	Trustee	November 17, 2011

Ronald C. Parker*	Trustee	November 17, 2011

Brent R. Harris*	President (Principal Executive Officer)	November 17, 2011

John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	November 17, 2011

*By:	/s/ DOUGLAS P. DICK Douglas P. Dick as attorney-in-fact

___________

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document